JOHN HANCOCK FUNDS II

               Amendment dated January 30, 2006 to the Prospectus

                             dated October 17, 2005



          Prospectus for Lifestyle Portfolios--Class A, B and C shares





Each of the Lifestyle Portfolios of John Hancock Funds II (the "Fund") is modeled after a portfolio of John Hancock Trust ("JHT"). Enclosed for your reference is an appendix to the Prospectus referenced above. Please read the information provided in the appendix in its entirety, including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios."























LS0PS    1/06

Amendment dated January 30, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated October 17, 2005
Lifestyle Portfolios -- Class A, B and C shares

Historical Performance of Corresponding JHT Portfolios

The Lifestyle Portfolios of John Hancock Funds II (the "Fund") commenced operations on October 17, 2005, and performance information for these funds is not presented in the prospectus. Each of the Lifestyle Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Lifestyle Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Lifestyle Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Lifestyle Portfolio, which in turn invested all the proceeds in underlying funds of the Fund, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Lifestyle Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Lifestyle Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Lifestyle Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Lifestyle Portfolio, and you should not assume that the Lifestyle Portfolio will have the same future performance as the JHT portfolio. The future performance of a Lifestyle Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio which corresponds to a Lifestyle Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Lifestyle Portfolios have front-end or deferred sales charges. The Series I shares of the corresponding JHT portfolios do not have such charges. The other expenses of the Class A, B and C shares of the Lifestyle Portfolios, including their Rule 12b-1 fees, are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Lifestyle Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive 1000 Trust

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 365, and 4 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $546,799,665

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     10.89%
1998      4.79%
1999     14.55%
2000     -5.12%
2001    -13.83%
2002    -20.71%
2003     34.91%
2004     16.06%
2005     10.62%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                         Since
                                  1 year      3 year       5 year    inception
--------------------------------------------------------------------------------
Series I                           10.62%      20.09%       3.42%       4.58%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index         4.91%      14.38%       0.54%       7.63%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth 820 Trust

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
*****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 365, and 5 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,797,020,064

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    13.84%
1998     6.14%
1999    16.50%
2000    -3.18%
2001    -9.16%
2002   -15.84%
2003    29.55%
2004    14.59%
2005     8.60%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending  12-31-05
--------------------------------------------------------------------------------

                                                                   Since
                                       1 year  3 year  5 year  inception
--------------------------------------------------------------------------------
Series I                                8.60%  17.26%   4.27%    5.95%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%  14.38%   0.54%    7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%   3.62%   5.87%    6.45%
--------------------------------------------------------------------------------
Combined Index                          4.47%  12.25%   1.82%    7.64%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced 640 Trust

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 174, and 4 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,584,372,877

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    14.09%
1998     5.67%
1999    12.36%
2000     2.33%
2001    -4.85%
2002    -9.95%
2003    23.97%
2004    13.49%
2005     6.82%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                  Since
                                      1 year  3 year  5 year  inception
--------------------------------------------------------------------------------
Series I                               6.82%   14.55%   5.19%    6.67%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index            4.91%   14.38%   0.54%    7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index   2.43%    3.62%   5.87%    6.45%
--------------------------------------------------------------------------------
Combined Index                         4.00%   10.10%   2.99%    7.53%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate 460 Trust

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 174, and 5 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $1,438,841,060

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    13.70%
1998     9.75%
1999     7.84%
2000     3.92%
2001    -1.09%
2002    -4.07%
2003    17.83%
2004    11.04%
2005     4.15%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                          Since
                                       1 year    3 year    5 year      inception
--------------------------------------------------------------------------------
Series I                                4.15%     10.87%    5.27%       6.82%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%     14.38%    0.54%       7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%      3.62%    5.87%       6.45%
--------------------------------------------------------------------------------
Combined Index                          3.51%      7.94%    4.06%       7.29%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative 280 Trust

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 34 conservative allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 34, and 4 stars out of 19, conservative allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $605,979,540

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997   12.15%
1998   10.20%
1999    4.18%
2000    7.54%
2001    3.28%
2002    1.80%
2003   11.47%
2004    8.59%
2005    2.88%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year    3 year    5 year   inception
--------------------------------------------------------------------------------
Series I                                2.88%    7.59%    5.54%       6.85%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%   14.38%    0.54%       7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%    3.62%    5.87%       6.45%
--------------------------------------------------------------------------------
Combined Index                          2.98%    5.78%    5.02%       6.93%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.
                                                                               6
LS0PS-M 1/06

                              JOHN HANCOCK FUNDS II

               Amendment dated January 30, 2006 to the Prospectus

                             dated October 17, 2005



         Prospectus for Lifestyle Portfolios--Class R3, R4 and R5 shares





Each of the Lifestyle Portfolios of John Hancock Funds II (the "Fund") is modeled after a portfolio of John Hancock Trust ("JHT"). Enclosed for your reference is an appendix to the Prospectus referenced above. Please read the information provided in the appendix in its entirety, including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios."























LSRPS    1/06

Amendment dated January 30, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated October 17, 2005
Lifestyle Portfolios -- Class R3, R4 and R5 shares

Historical Performance of Corresponding JHT Portfolios
The Lifestyle Portfolios of John Hancock Funds II (the "Fund") commenced operations on October 17, 2005, and performance information for these funds is not presented in the prospectus. Each of the Lifestyle Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Lifestyle Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Lifestyle Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Lifestyle Portfolio, which in turn invested all the proceeds in underlying funds of the Fund, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Lifestyle Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Lifestyle Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Lifestyle Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Lifestyle Portfolio, and you should not assume that the Lifestyle Portfolio will have the same future performance as the JHT portfolio. The future performance of a Lifestyle Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio which corresponds to a Lifestyle Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the table shows performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios have expenses, including Rule 12b-1 fees for the Class R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT Portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive 1000 Trust

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 365, and 4 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as  of December 31, 2005: $546,799,665

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    10.89%
1998     4.79%
1999    14.55%
2000    -5.12%
2001   -13.83%
2002   -20.71%
2003    34.91%
2004    16.06%
2005    10.62%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                         Since
                                        1 year    3 year    5 year   inception
Series I                                10.62%    20.09%     3.42%        4.58%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index              4.91%    14.38%     0.54%        7.63%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth 820 Trust

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03,  14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
*****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 365, and 5 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,797,020,064

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    13.84%
1998     6.14%
1999    16.50%
2000    -3.18%
2001    -9.16%
2002   -15.84%
2003    29.55%
2004    14.59%
2005     8.60%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year       3 year   5 year  inception
Series I                                8.60%       17.26%    4.27%      5.95%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%       14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%        3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          4.47%       12.25%    1.82%      7.64%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced 640 Trust

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index; this index was added to more accurately reflect the investment objective of the fund.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 174, and 4 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,584,372,877

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     14.09%
1998      5.67%
1999     12.36%
2000      2.33%
2001     -4.85%
2002     -9.95%
2003     23.97%
2004     13.49%
2005      6.82%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year      3 year   5 year  inception
Series I                               6.82%       14.55%    5.19%      6.67%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index            4.91%       14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index   2.43%        3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                         4.00%       10.10%    2.99%      7.53%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate 460 Trust

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)

S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 174, and 5 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $1,438,841,060

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997    13.70%
1998     9.75%
1999     7.84%
2000     3.92%
2001    -1.09%
2002    -4.07%
2003    17.83%
2004    11.04%
2005     4.15%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year      3 year   5 year  inception
Series I                                4.15%      10.87%    5.27%      6.82%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%      14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%       3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          3.51%       7.94%    4.06%      7.29%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative 280 Trust
Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index - an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 34 conservative allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 34, and 4 stars out of 19, conservative allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $605,979,540

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997   12.15%
1998   10.20%
1999    4.18%
2000    7.54%
2001    3.28%
2002    1.80%
2003   11.47%
2004    8.59%
2005    2.88%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year      3 year   5 year  inception
Series I                                2.88%       7.59%    5.54%      6.85%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%      14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%       3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          2.98%       5.78%    5.02%      6.93%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

LSRPS-M 1/06

                              JOHN HANCOCK FUNDS II

               Amendment dated January 30, 2006 to the Prospectus

                             dated October 17, 2005



               Prospectus for Lifestyle Portfolios--Class 1 shares





Each of the Lifestyle Portfolios of John Hancock Funds II (the "Fund") is modeled after a portfolio of John Hancock Trust ("JHT"). Enclosed for your reference is an appendix to the Prospectus referenced above. Please read the information provided in the appendix in its entirety, including all disclosures under the heading "Historical Performance of Corresponding JHT Portfolios."























LSPPS    1/06

Amendment dated January 30, 2006
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated October 17, 2005
Lifestyle Portfolios -- Class 1 shares

Historical Performance of Corresponding JHT Portfolios

The Lifestyle Portfolios of John Hancock Funds II (the "Fund") commenced operations on October 17, 2005, and performance information for these funds is not presented in the prospectus. Each of the Lifestyle Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Lifestyle Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Lifestyle Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Lifestyle Portfolio, which in turn invested all the proceeds in underlying funds of the Fund, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Lifestyle Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Lifestyle Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Lifestyle Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Lifestyle Portfolio, and you should not assume that the Lifestyle Portfolio will have the same future performance as the JHT portfolio. The future performance of a Lifestyle Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio which corresponds to a Lifestyle Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the table shows performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class 1 shares of the Lifestyle Portfolios have the same advisory and Rule 12b-1 fee rates as the Series I shares of the corresponding JHT portfolios, and the "Other Expenses" of the Lifestyle Portfolios shown in the fee tables in the prospectus are not higher than the comparable other expenses of the corresponding JHT portfolios. The performance shown in the bar charts and tables reflects the fees and expenses of the Series I shares of the JHT portfolios. The performance shown in the bar charts and tables would be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT Portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive 1000 Trust

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 18.07%
Worst quarter: Q3 `02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 365, and 4 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class 1 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, any different expenses of the Class 1 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $546,799,665

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     10.89%
1998      4.79%
1999     14.55%
2000     -5.12%
2001    -13.83%
2002    -20.71%
2003     34.91%
2004     16.06%
2005     10.62%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                Since
                                  1 year   3 year   5 year  inception
Series I                          10.62%   20.09%    3.42%      4.58%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index        4.91%   14.38%    0.54%      7.63%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth 820 Trust

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 14.90%
Worst quarter: Q3 `02, -14.50%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
*****
Overall rating for JHT Series I among 365 large blend funds as of December 31, 2005.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 365, and 5 stars out of 253, large blend funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class 1 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, any different expenses of the Class 1 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,797,020,064

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     13.84%
1998      6.14%
1999     16.50%
2000     -3.18%
2001     -9.16%
2002    -15.84%
2003     29.55%
2004     14.59%
2005      8.60%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                         Since
                                       1 year       3 year   5 year  inception
Series I                                8.60%       17.26%    4.27%      5.95%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%       14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%        3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          4.47%       12.25%    1.82%      7.64%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced 640 Trust

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 11.64%
Worst quarter: Q3 `98, -10.36%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 174, and 4 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class 1 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, any different expenses of the Class 1 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $5,584,372,877

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997   14.09%
1998    5.67%
1999   12.36%
2000    2.33%
2001   -4.85%
2002   -9.95%
2003   23.97%
2004   13.49%
2005    6.82%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                          Since
                                       1 year       3 year   5 year  inception
Series I                                6.82%       14.55%    5.19%      6.67%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%       14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%        3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          4.00%       10.10%    2.99%      7.53%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate 460 Trust

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 `03, 8.71%
Worst quarter: Q3 `02, -5.57%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 174 moderate allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 174, and 5 stars out of 142, moderate allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class 1 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, any different expenses of the Class 1 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $1,438,841,060

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997   13.70%
1998    9.75%
1999    7.84%
2000    3.92%
2001   -1.09%
2002   -4.07%
2003   17.83%
2004   11.04%
2005    4.15%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                         Since
                                       1 year       3 year   5 year  inception
Series I                                4.15%       10.87%    5.27%      6.82%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%       14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%        3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          3.51%        7.94%    4.06%      7.29%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative 280 Trust

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 `02, 6.12%
Worst quarter: Q2 `04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
****
Overall rating for JHT Series I among 34 conservative allocation funds as of December 31, 2005.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 34, and 4 stars out of 19, conservative allocation funds for the 3- and 5-year periods ended December 31, 2005, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class 1 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, any different expenses of the Class 1 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of December 31, 2005: $605,979,540

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1997     12.15%
1998     10.20%
1999      4.18%
2000      7.54%
2001      3.28%
2002      1.80%
2003     11.47%
2004      8.59%
2005      2.88%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 12-31-05
--------------------------------------------------------------------------------

                                                                        Since
                                       1 year      3 year   5 year  inception
Series I                                2.88%       7.59%    5.54%      6.85%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index             4.91%      14.38%    0.54%      7.63%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    2.43%       3.62%    5.87%      6.45%
--------------------------------------------------------------------------------
Combined Index                          2.98%       5.78%    5.02%      6.93%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.


LSPPS-M 1/06                                                                   6